Debt - Narrative (Q3) (Details) $ in Millions, $ in Millions				3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 08, 2025 USD ($)	Apr. 07, 2025 USD ($) tranche	Mar. 24, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2025 CAD ($)	Jun. 18, 2025 USD ($)	May 19, 2025 USD ($)	May 15, 2025 USD ($)	Jul. 16, 2019 USD ($)	Sep. 22, 2016 USD ($)
Debt Instrument [Line Items]
Interest expense, debt				$ 79	$ 11	$ 144	$ 32	$ 43	$ 49	$ 63
Interest income				5	7	41	22	35	15	$ 4
Debt face amount															$ 250
Net proceeds from note offering after deductions for discounts and related debt issuance costs						3,395	0
Payments of debt issuance costs						24	0
Short term debt outstanding				$ 547		$ 547		0
Debt instrument, covenant, leverage ratio, maximum				3.75		3.75					3.75
Nonrelated Party
Debt Instrument [Line Items]
Interest income				$ 6	$ 2	$ 30	$ 12
Deduction for fees and discounts				(2)		(2)		$ 13	14
Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				60		60					$ 40
Standby Letters of Credit
Debt Instrument [Line Items]
Debt instrument, term								5 years
Remaining borrowing capacity				134		134		$ 213	$ 194
The Commerical Paper Program | Commercial Paper
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity														$ 2,000
Short term debt outstanding				$ 547		$ 547
Weighted average interest rate				4.449%		4.449%					4.449%
The Bridge Loan | Bridge Loan
Debt Instrument [Line Items]
Debt instrument, term			364 days
Line of credit facility, maximum borrowing capacity			$ 5,100
Remaining borrowing capacity	$ 1,700
Fair Value, Inputs, Level 1
Debt Instrument [Line Items]
Long-term debt, fair value				$ 5,044		$ 5,044		$ 894
Other long-term debt, fair value				$ 57		$ 57
Senior Notes | 3.500% New Exchange Notes | Amrize Finance US LLC
Debt Instrument [Line Items]
Debt face amount													$ 400
Senior Notes | 4.750% New Exchange Notes | Amrize Finance US LLC
Debt Instrument [Line Items]
Debt face amount													$ 590
Senior Notes | 7.125% New Exchange Notes | Subsidiary of Parent
Debt Instrument [Line Items]
Debt instrument, interest rate													7.125%
Debt face amount													$ 483
Senior Notes | 4.200% New Exchange Notes | Subsidiary of Parent
Debt Instrument [Line Items]
Debt instrument, interest rate													4.20%
Debt face amount													$ 50
Senior Notes | 6.875% New Exchange Notes | Subsidiary of Parent
Debt Instrument [Line Items]
Debt instrument, interest rate													6.875%
Debt face amount													$ 250
Senior Notes | 6.500% New Exchange Notes | Subsidiary of Parent
Debt Instrument [Line Items]
Debt instrument, interest rate													6.50%
Debt face amount													$ 250
Senior Notes | Original Exchange Notes | Amrize Finance US LLC
Debt Instrument [Line Items]
Debt face amount												$ 880
Senior Notes | Original Exchange Notes | Subsidiary of Parent
Debt Instrument [Line Items]
Debt face amount												925
Senior Notes | New Exchange Notes
Debt Instrument [Line Items]
Debt face amount												1,805
Senior Notes | Bonds Due 2031
Debt Instrument [Line Items]
Debt face amount													$ 50
Senior Notes | Senior Unsecured Notes "Notes"
Debt Instrument [Line Items]
Net proceeds from note offering after deductions for discounts and related debt issuance costs	$ 3,400
Senior Notes | Senior Unsecured Notes "Notes" | Amrize Finance US LLC
Debt Instrument [Line Items]
Debt face amount		$ 3,400
Debt instrument, number of tranches | tranche		4
Net proceeds from note offering after deductions for discounts and related debt issuance costs		$ 3,381
Deduction for fees and discounts		6
Payments of debt issuance costs		$ 13
Senior Notes | 4.600% Unsecured Notes due 2027 | Amrize Finance US LLC
Debt Instrument [Line Items]
Debt instrument, interest rate		4.60%
Debt face amount		$ 700
Debt instrument, term		2 years
Senior Notes | 4.700% Unsecured Notes due 2028 | Amrize Finance US LLC
Debt Instrument [Line Items]
Debt instrument, interest rate		4.70%
Debt face amount		$ 700
Debt instrument, term		3 years
Senior Notes | 4.950% Unsecured Notes due 2030 | Amrize Finance US LLC
Debt Instrument [Line Items]
Debt instrument, interest rate		4.95%
Debt face amount		$ 1,000
Debt instrument, term		5 years
Senior Notes | 5.400% Unsecured Notes due 2035 | Amrize Finance US LLC
Debt Instrument [Line Items]
Debt instrument, interest rate		5.40%
Debt face amount		$ 1,000
Debt instrument, term		10 years
Senior Notes | 3.500% Unsecured Notes due 2026 | Amrize Finance US LLC
Debt Instrument [Line Items]
Debt instrument, interest rate													3.50%
Senior Notes | 4.750% Unsecured Notes due 2046 | Amrize Finance US LLC
Debt Instrument [Line Items]
Debt instrument, interest rate													4.75%
Unsecured Debt | Original Exchange Notes | Amrize Finance US LLC
Debt Instrument [Line Items]
Debt face amount												$ 880
Unsecured Debt | 4.600% Unsecured Notes due 2027
Debt Instrument [Line Items]
Debt instrument, interest rate				4.60%		4.60%					4.60%
Unsecured Debt | 4.700% Unsecured Notes due 2028
Debt Instrument [Line Items]
Debt instrument, interest rate				4.70%		4.70%					4.70%
Unsecured Debt | 4.950% Unsecured Notes due 2030
Debt Instrument [Line Items]
Debt instrument, interest rate				4.95%		4.95%					4.95%
Unsecured Debt | 5.400% Unsecured Notes due 2035
Debt Instrument [Line Items]
Debt instrument, interest rate				5.40%		5.40%					5.40%
Unsecured Debt | 3.500% Unsecured Notes due 2026
Debt Instrument [Line Items]
Debt instrument, interest rate				3.50%		3.50%		3.50%			3.50%					3.50%
Debt face amount																$ 400
Unsecured Debt | 4.750% Unsecured Notes due 2046
Debt Instrument [Line Items]
Debt instrument, interest rate				4.75%		4.75%		4.75%			4.75%					4.75%
Debt face amount																$ 590
Unsecured Debt | Fair Value, Inputs, Level 1
Debt Instrument [Line Items]
Long-term debt, fair value				$ 4,987		$ 4,987		$ 891
Line of Credit | The Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, term			5 years
Line of credit facility, maximum borrowing capacity			$ 2,000
Line of Credit | The Revolving Credit Facility | Revolving Credit Facility | Fed Funds Effective Rate Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			0.50%
Line of Credit | The Revolving Credit Facility | Revolving Credit Facility | Overnight Bank Funding Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			0.50%
Line of Credit | The Revolving Credit Facility | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.00%
Debt instrument, variable rate, floor			0.00%
Line of Credit | The Revolving Credit Facility | Revolving Credit Facility | Canadian Overnight Repo Rate Average
Debt Instrument [Line Items]
Debt instrument, variable rate, floor			0.00%